[Zurich Kemper Life letterhead]

                                          March 25, 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.   20549


     Re:	KILICO Variable Separate Account ("Registrant"); Post-Effective
         Amendment No. 5 to the Registration Statement on Form S-6 (File
         No. 33-65399)

Commissioners:

	    Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, enclosed for filing with the Securities and Exchange Commission via EDGAR is Post-Effective Amendment No. 5 to the Registration Statement on
Form S-6. This Post-Effective Amendment is being filed for the sole purpose of delaying the effectiveness of Post-Effective Amendment No. 4, which was filed with the Commission via EDGAR on January 25, 1999.

     If you have any question or comment regarding this filing, please contact me or Joan E. Boros at (202) 965-8150.

                                   						Very truly yours,


                                   						/s/ Juanita M. Thomas
Enclosure

cc:  Martha B. Peterson, Esq.
     Joan E. Boros, Esq.

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

    As Filed With The Securities And Exchange Commission On March 25, 1999

				                                      				Registration Statement 33-65399

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549
                          ________________________

                       POST-EFFECTIVE AMENDMENT NO. 5
                                    TO
                                 FORM S-6

             FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                  OF SECURITIES OF UNIT INVESTMENT TRUSTS
                         REGISTERED ON FORM N-8B-2
                         _________________________

A.  Exact name of trust:  KILICO VARIABLE SEPARATE ACCOUNT

B.  Name of depositor:  KEMPER INVESTORS LIFE INSURANCE COMPANY

C.  Complete address of depositor's principal executive offices:
    1 Kemper Drive
    Long Grove, Illinois 60049

D.  Name and complete address of agent for service:
                          DEBRA P. REZABEK, ESQ.
                 Kemper Investors Life Insurance Company
                              1 Kemper Drive
                        Long Grove, Illinois 60049

                              Copies To:

          FRANK J. JULIAN, ESQ.				                 JOAN E. BOROS, ESQ.
  Kemper Investors Life Insurance Company       Jorden Burt Boros Cicchetti
             1 Kemper Drive                         Berenson & Johnson
      Long Grove, Illinois 60049            1025 Thomas Jefferson Street, N.W.
                                 			                    Suite 400 E
                                                  Washington, D.C. 20007

It is proposed that this filing will become effective (check appropriate box):

[  ] Immediately upon filing pursuant       [X] on April 23, 1999 pursuant
     to paragraph (b), or                       to paragraph (b), or

[  ] 60 days after filing pursuant to       [ ] on (date)pursuant to
     paragraph (a)(1), or	                      paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [X]	this post effective amendment designates a new effective date for a previously filed post-effective amendment.


E.  Title and amount of securities being registered:

        The Variable Portion Funded by Interests in the Separate Account
        under	Flexible Premium Variable Life Insurance Policies.

F.  Approximate date of proposed public offering:

	       Continuous.

[  ] Check box if it is proposed that this filing will become effective on
     (date) at (time) pursuant to Rule 487.

The Contents of Registrant's Post-Effective Amendment No. 4 under the Securities Act of 1933, filed on January 25, 1999, are incorporated by reference herein. This amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effectiveness of the above-referenced amendment.

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, KILICO Variable Separate Account, certifies that it meets the requirements of effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Grove and State of Illinois on the 25th day of March, 1999.

                             				KILICO VARIABLE SEPARATE ACCOUNT
                                 (Registrant)

                                 By:  Kemper Investors Life Insurance Company
                                      By: /s/ JOHN B. SCOTT
                          					       John B. Scott, Chief Executive Officer
                                        and President


	    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 25th day of March, 1999.


    SIGNATURE			              TITLE
    ---------                 -----

/s/ JOHN B. SCOTT		 	        	Chief Executive Officer, President and Director
    John B. Scott				         (Principal Executive Officer)


/s/ W. H. BOLINDER			        	Chairman of the Board and Director
    William H. Bolinder


/s/ FREDERICK L. BLACKMON			  Senior Vice President and Chief Financial Officer
    Frederick L. Blackmon		 		(Principal Financial Officer and
                        						Principal Accounting Officer)

/s/ LOREN J. ALTER	        			Director
    Loren J. Alter


/s/ DAVID A. BOWERS		       		Director
    David A. Bowers


/s/ ELIANE C. FRYE				        Director
    Eliane C. Frye


/s/ GUNTHER GOSE          				Director
    Gunther Gose


/s/ JAMES E. HOHMANN			       Director
    James E. Hohmann

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